Income Taxes, Deferred Taxes and Other Information (FY) (Details) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2017 AUD ($)	Dec. 31, 2016 AUD ($)
Noncurrent [Abstract]
Accrued leave		$ 32	$ 43
Other accrued expenses		28	97
Stock based compensation		336	1,477
Net operating loss carryforward		38,947	49,720
Deferred rent		7	17
Other		108	777
Intangibles		895
R&D credit carryforward		531	531
Total deferred tax assets		40,884	52,662
Less: valuation allowance		(40,884)	(52,662)
Total		$ 0	0
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate		34.00%
Percentage of valuation allowance on deferred tax assets		100.00%
Operating Loss Carryforwards [Line Items]
Uncertain tax positions		$ 0	0
Interest and penalties related to uncertain tax positions accrued during the period		0	$ 0
Research Tax Credit Carryforward [Member] | Australian Taxation Office [Member]
Tax Credit Carryforward [Line Items]
Fully refundable research and development tax credits				$ 0	$ 80
Plan [Member]
Income Tax Disclosure [Line Items]
U.S. corporate income tax rate	21.00%
United States [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss (NOL) carryforwards		$ 120,200
Australian [Member]
Operating Loss Carryforwards [Line Items]
Net operating loss (NOL) carryforwards				$ 49,000